Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (USD $) In Thousands, except Share data	Total	Senior Secured Convertible Note [Member]	Preferred Stock [Member]	Preferred Stock [Member] April Conversion [Member]	Preferred Stock [Member] September Automatic Conversion [Member]	Preferred Stock [Member] Senior Secured Convertible Note [Member]	Common Stock [Member]	Common Stock [Member] April Conversion [Member]	Common Stock [Member] September Automatic Conversion [Member]	Common Stock [Member] Senior Secured Convertible Note [Member]	Voting Common Shares-No Par [Member]	Class B Restricted Voting Common Shares-No Par [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] April Conversion [Member]	Additional Paid-In Capital [Member] September Automatic Conversion [Member]	Additional Paid-In Capital [Member] Senior Secured Convertible Note [Member]	Accumulated Deficit [Member]	Series A Convertible Preferred Stock [Member]	Series A Convertible Preferred Stock [Member] April Conversion [Member]	Series A Convertible Preferred Stock [Member] September Automatic Conversion [Member]	Series B Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member] April Conversion [Member]	Series B Convertible Preferred Stock [Member] September Automatic Conversion [Member]	Convertible Series C-1 Preferred Stock [Member]	Convertible Series C-1 Preferred Stock [Member] April Conversion [Member]	Convertible Series C-1 Preferred Stock [Member] Senior Secured Convertible Note [Member]	Series C-2 Convertible Preferred Stock [Member]	Series C-2 Convertible Preferred Stock [Member] September Automatic Conversion [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
BALANCE at Dec. 31, 2011	$ 8,688												$ 4,605				$ (130,992)	$ 56,451			$ 56,447			$ 21,994			$ 181		$ 2
BALANCE, Shares at Dec. 31, 2011							15,072											11,290,200			9,407,939			1,608,322			69,685
Change in the liability classification of stock-based compensation	1,774												1,774
Net loss	(6,214)																(6,214)
Currency translation adjustment	(2)																												(2)
BALANCE at Dec. 31, 2012	4,246		135,073										6,379				(137,206)	56,451			56,447			21,994			181
BALANCE, Shares at Dec. 31, 2012			22,376,146				15,072											11,290,200			9,407,939			1,608,322			69,685
Stock based compensation expense	369												369
Change in the liability classification of stock-based compensation	266												266
Warrant conversion	3,095		3,095																								3,095
Warrant conversion, Shares			2,734,390																								2,734,390
Conversion of senior secured convertible notes to common stock		(5,250)		(34,166)	(86,907)	(17,095)		3	61	64				34,163	86,846	11,781			(8,869)	(47,582)		(20,398)	(36,049)		(4,899)	(17,095)		(3,276)
Conversion of senior secured convertible notes to common stock, Shares				(5,531,240)	(18,329,219)	(1,250,077)		305,931	6,099,066	6,420,118									(1,773,800)	(9,516,400)		(3,399,195)	(6,008,744)		(358,245)	(1,250,077)		(2,804,075)
Net loss	(14,128)																(14,128)
BALANCE at Dec. 31, 2013	(11,402)						128						139,804				(151,334)
BALANCE, Shares at Dec. 31, 2013							12,840,187
Stock based compensation expense	746												746
Change in the liability classification of stock-based compensation	598												598
Effect of reverse take over	(102)						(128)				43,703	90,260	(133,937)
Effect of reverse take over, Shares							(12,840,187)				4,306,076	8,893,486
Common stock issued at $3.64, net of expenses	19,623										19,003		620
Common stock issued at $3.64, net of expenses, shares											6,125,000
Conversion of senior secured convertible notes to common stock	12,320										3,700	8,620
Conversion of senior secured convertible notes to common stock, Shares											1,016,534	2,368,221
Conversion of restricted class B voting common stock to common stock											20,746	(20,746)
Conversion of restricted class B voting common stock to common stock, shares											3,421,125	(3,421,125)
Proceeds from exercise of stock options	53										53
Proceeds from exercise of stock options, Shares											25,246
Net loss	(5,477)																(5,477)
BALANCE at Sep. 30, 2014	$ 16,359										$ 87,205	$ 78,134	$ 7,831				$ (156,811)
BALANCE, Shares at Sep. 30, 2014											14,893,981	7,840,582